Cover	12 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Roivant Sciences Ltd.
Entity Central Index Key	0001635088
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Emerging Growth Company	true
Entity Ex Transition Period	true